Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 189	$ 168
Loans to customers	10	17
Tax receivable, other than income tax	137	116
Brazilian tax credits and interest receivables	1,149	960
Trade and other receivables	298	319
Non-current trade and other receivables	$ 1,782	$ 1,580